Acquisitions (Narrative) (Details)																				9 Months Ended	12 Months Ended
	Oct. 10, 2016 USD ($) shares	Sep. 16, 2016	Jun. 14, 2016 USD ($) shares	May 18, 2016 USD ($)	May 12, 2016 USD ($) $ / shares shares	Apr. 25, 2016 USD ($) shares	Apr. 13, 2016 shares	Apr. 12, 2016	Mar. 24, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 28, 2015	Nov. 30, 2015 USD ($)	Oct. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Sep. 08, 2015 USD ($) member $ / shares shares	Aug. 31, 2015 USD ($)	Jul. 31, 2015 USD ($)	Jun. 30, 2015 USD ($) $ / shares shares	May 28, 2015 shares	Mar. 31, 2016 USD ($)	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2016 shares	Dec. 03, 2015 $ / shares shares	Jun. 24, 2015 USD ($)	Jun. 24, 2014 USD ($)	Sep. 16, 2013 $ / shares	May 10, 2012 $ / shares shares
Business Acquisition [Line Items]
Contingent consideration															$ 2,250,000
Increase in fair value of contingent consideration related to acquisitions																					$ 0	$ 2,222,000
Common stock, par value (usd per share) | $ / shares																		$ 0.001			$ 0.001	$ 0.001
Number of warrants issued (shares) | shares																												1,068.181875
Exercise price per share (in dollars per share) | $ / shares																											$ 1,840	$ 12,800
Common stock, shares issued (in shares) | shares																		1,169,156			3,023,753	1,169,156
Number members on the board | member															3
Common stock issued to settle notes									$ 825,000												$ 868,000	$ 0
Series D issuance																					110,000	0
Shares issued (shares) | shares																								437,500.0
Share price (in dollars per share) | $ / shares																								$ 9.4
Long-term debt																		$ 24,091,000			28,712,000	24,091,000
Transaction termination fee revenue																					$ 75,000
Shares of stock reverted to company | shares																					4,200
Transitional services								45 days
Impairment of intangible assets																					$ 0	2,086,000
Impairments of goodwill																				$ 1,678	0	0
Wetpaint
Business Acquisition [Line Items]
Impairments of goodwill																					10,708,000
Choose Digital
Business Acquisition [Line Items]
Contingent consideration at time of acquisition																		$ 4,792,000				4,792,000				$ 2,570,000
Increase in fair value of contingent consideration related to acquisitions																					2,222,000
Purchase price commitment				$ 300,000						$ 517,000		$ 521,000	$ 524,000	$ 528,000		$ 532,000	$ 668,000
Purchase price final payment					$ 1,754,000																1,754,000
Contingent consideration, interest																									$ 170,000
Contingent consideration, legal fees																									$ 82,000
Monthly payment																					$ 100,000
Installment interest rate																					9.00%
Shares pledged as collateral (shares) | shares					100,000
Impairment of intangible assets																						$ 2,085,000
Impairments of goodwill																					$ 4,335,000
DraftDay.com
Business Acquisition [Line Items]
Number of shares issued in acquisition (shares) | shares															67,879
DDGG
Business Acquisition [Line Items]
Number of shares issued in acquisition (shares) | shares						10,394.35
Reduction of debt						$ 71,000
Series D Preferred Stock
Business Acquisition [Line Items]
Preferred stock, shares outstanding (in shares) | shares							0											0			0	0
Common Stock
Business Acquisition [Line Items]
Reverse stock split, conversion ratio											0.001
MGT Sports | DraftDay.com
Business Acquisition [Line Items]
Number of shares issued in acquisition (shares) | shares															63,647
Common stock, par value (usd per share) | $ / shares															$ 0.001
Third Parties | DraftDay.com
Business Acquisition [Line Items]
Number of shares issued in acquisition (shares) | shares															4,232
Number of warrants issued (shares) | shares															150
Promissory Note
Business Acquisition [Line Items]
Interest rate															5.00%
Promissory Note due September 29, 2015 | Promissory Note
Business Acquisition [Line Items]
Contingent consideration															$ 250,000
Promissory Note due September 29, 2015 | Promissory Note | MGT Sports | DraftDay.com
Business Acquisition [Line Items]
Contingent consideration															234,000
Promissory Note due September 29, 2015 | Promissory Note | Third Parties | DraftDay.com
Business Acquisition [Line Items]
Contingent consideration															16,000
Promissory Note due March 8, 2016 | Promissory Note | MGT Sports | DraftDay.com
Business Acquisition [Line Items]
Contingent consideration															1,875,000
Promissory Note due March 8, 2016 | Promissory Note | Third Parties | DraftDay.com
Business Acquisition [Line Items]
Contingent consideration															125,000
Promissory Note due September 8, 2015 | Promissory Note
Business Acquisition [Line Items]
Contingent consideration															$ 2,000,000
Kuusamo Promissory Notes Due September 29, 2015 | Unsecured Debt
Business Acquisition [Line Items]
Debt instrument, face amount																					$ 16,000
Kuusamo Promissory Notes Due March 8, 2016 | Unsecured Debt
Business Acquisition [Line Items]
Debt instrument, face amount																					125,000
Long-term debt																					54,000
Interest expense																					5,000
DDGG
Business Acquisition [Line Items]
Common stock, shares issued (in shares) | shares															11,250
Transfers to subsidiary																					502,000
DDGG | MGT Sports | DraftDay.com
Business Acquisition [Line Items]
Number of shares issued in acquisition (shares) | shares															2,550
Number of warrants issued (shares) | shares															1,500
Exercise price per share (in dollars per share) | $ / shares															$ 400.00
DDGG | Third Parties | DraftDay.com
Business Acquisition [Line Items]
Number of shares issued in acquisition (shares) | shares															150
Number of warrants issued (shares) | shares															350
Exercise price per share (in dollars per share) | $ / shares															$ 400.00
DDGG | Third Parties | Common Stock | DraftDay.com
Business Acquisition [Line Items]
Number of shares issued in acquisition (shares) | shares															7,500
Affiliated Entity | DDGG
Business Acquisition [Line Items]
Number of board members appointed | member															2
Affiliated Entity | Sportech
Business Acquisition [Line Items]
Number of board members appointed | member															1
Affiliated Entity
Business Acquisition [Line Items]
Share price (in dollars per share) | $ / shares																								$ 9.4
Affiliated Entity | DDGG | Sportech
Business Acquisition [Line Items]
Common stock, shares issued (in shares) | shares															9,000
Common Stock
Business Acquisition [Line Items]
Shares converted to common stock (shares) | shares							18,331.5
Shares issued (in shares) | shares																		102,439	181,308.95
Class D Preferred Stock
Business Acquisition [Line Items]
Series D issuance																					$ 110,000
Class D Preferred Stock | Series D Preferred Stock
Business Acquisition [Line Items]
Shares converted to common stock (shares) | shares							110
Class D Preferred Stock | DDGG | Series A Preferred Stock
Business Acquisition [Line Items]
Shares issued (in shares) | shares					550
Share price (in dollars per share) | $ / shares					$ 1
Class D Preferred Stock | DDGG | Sportech | Series A Preferred Stock
Business Acquisition [Line Items]
Shares issued (in shares) | shares					450
Share price (in dollars per share) | $ / shares					$ 1																$ 1
Second MGT Exchange Agreement
Business Acquisition [Line Items]
Convertible debt			$ 940,000
Notes redeemed amount			$ 11,000
Second MGT Exchange Agreement | Common Stock
Business Acquisition [Line Items]
Common shares issued subject to certain adjustments (shares) | shares			132,092
DDGG
Business Acquisition [Line Items]
Purchase price commitment																					$ 500,000
Impairment of intangible assets																					$ 749,000
Subsequent Event | Common Stock
Business Acquisition [Line Items]
Shares issued (shares) | shares	136,304																						1,013,068
Reverse stock split, conversion ratio		0.05
Subsequent Event | Conversion of MGT Sports Convertible Securities
Business Acquisition [Line Items]
Payment of interest	$ 16,000
Subsequent Event | Conversion of MGT Sports Convertible Securities | Common Stock
Business Acquisition [Line Items]
Common shares issued subject to certain adjustments (shares) | shares	136,304